Risks and Uncertainties - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Risks and Uncertainties [Line Items]
Net assets invested in common stock	7.00%	8.00%
Minimum
Employee Benefit Plan, Risks and Uncertainties [Line Items]
Concentration percentage	10.00%